Document and Entity Information	6 Months Ended
Dec. 31, 2022
Cover [Abstract]
Entity Registrant Name	IPERIONX Ltd
Entity Central Index Key	0001898601
Current Fiscal Year End Date	--06-30
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2022